Subsequent Events	4 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Subsequent Events

9.	SUBSEQUENT EVENTS

Subsequent events have been evaluated through March 11, 2026, the date the consolidated financial statements were available to be issued and have determined that there have been no events that have occurred that would require adjustments or disclosures in the consolidated financial statements except for the below items:

Merger Agreement Amendment

On January 13, 2026, the Company, Boost Run LLC and the SPAC entered into Amendment No. 1 to the Merger Agreement, which, among other matters, confirms that the post-closing board of directors of the Company will consist of seven directors—two designated by the SPAC and five designated by the Company—and extends the latest date for closing to June 30, 2026.

Simultaneously, and in connection with the previously announced earnout structure, the Company, Boost Run LLC, Willow Lane Sponsor, LLC (the “Sponsor”), and Goodrich ILMJS LLC (the “SPV”) entered into an amendment to the earnout agreement providing that the Sponsor may earn up to 1,125,000 newly issued shares of Pubco Class A common stock and the SPV may earn up to 1,968,750 newly issued shares of Pubco Class A common stock (3,093,750 shares in total) based on the performance of Pubco Class A common stock during the three-year period beginning on and following the closing, as follows: in the event that the volume weighted average price (“VWAP”) of Pubco Class A common stock equals or exceeds (i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).

Consulting Agreement

On January 13, 2026, the Company entered into a consulting services agreement with B. Luke Weil, Chairman and Chief Executive Officer of the SPAC, pursuant to which Mr. Weil will provide advice on business strategy and corporate governance and use reasonable efforts to introduce the Company to clients and investors, commencing on the first business day following the closing of the Merger. In consideration for these services, the Company agreed to grant Mr. Weil 336,000 shares of the Company’s Class A common stock on the date of closing, subject to vesting based on the Company’s stock price performance during the post-closing period. Specifically, 112,000 shares will vest if the VWAP of the Company’s Class A common stock equals or exceeds $12.00 per share for any 30 trading days within any consecutive 45 trading days, an additional 112,000 shares will vest if the VWAP equals or exceeds $14.50 per share for any 30 trading days within any consecutive 45 trading days, and the remaining 112,000 shares will vest if the VWAP equals or exceeds $17.00 per share for any 30 trading days within any consecutive 45 trading days. If any price target is not met, the corresponding shares will not vest.

Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

Note 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the accompanying balance sheets date through the date that the accompanying financial statements were issued. Based upon this review, other than as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statements.

On January 9, 2026, Simón Gaviria Muñoz, a director of the Company, executed a joinder agreement to the amendment to the Letter Agreement that the Company entered into in connection with the Boost Run BCA, with Pubco, Boost Run and the Underwriters, on the one hand, and the Sponsor and the Company’s directors and officers, on the other hand.

On January 13, 2026, the Company entered into Amendment No. 1 to the Business Combination Agreement, dated as of January 13, 2026, with (i) Boost Run, (ii) Pubco, (iii) the Merger Subs, (iv) the SPAC Representative and (v) the Seller Representative (the “Boost Run BCA Amendment”), which amends the Boost Run BCA to, among other things, (i) extend the Outside Date (as defined in the Boost Run BCA) to June 30, 2026, and (ii) remove the covenant that the post-closing Pubco board be comprised of a majority of directors who qualify as “independent” under the continued listing rules of The Nasdaq Stock Market LLC, as they exist as of the date of the Report.

On January 13, 2026, Pubco, Goodrich ILMJS LLC (the “SPV”) and the Sponsor entered into an amendment to the earnout agreement, dated September 15, 2025, which was entered into in connection with the signing of the Boost Run BCA (the “Earnout Agreement Amendment”). The Earnout Agreement Amendment, among other things, amends the number of Pubco Class A Common Stock, par value $0.0001 (the “Pubco Class A Common Stock”) the Sponsor and the SPV will receive. Pursuant to the Earnout Agreement Amendment, the previous share allocation of 1,687,500 newly issued shares of Pubco Class A Common Stock to the Sponsor and the SPV each has been amended to reflect that the Sponsor and the SPV will now be eligible to receive up to 1,125,000 and 1,968,750 newly issued shares of Pubco Class A Common Stock, respectively.

On January 13, 2026, the Company entered into a letter agreement with Boost Run and Craig-Hallum, pursuant to which, Craig-Hallum has agreed to reduce its portion of the Deferred Fee by $500,000, in exchange for the right of participation in any in any subsequent financing by Pubco (the “Pubco Subsequent Financings”) after the Closing where a bank or agent is paid commissions or fees (the “Right of Participation”). The Right of Participation will last for 12 months after the Closing, and Craig-Hallum will be offered no less than 10% economics of the commissions or fees paid to banks or agents in the Pubco Subsequent Financings. The Right of Participation will expire at the earlier of (i) 12 months from the Closing and (ii) receipt by Craig-Hallum of at least $250,000 in net fees or commissions as part of the Pubco Subsequent Financings.

Pursuant to the Weil Consulting Agreement, dated January 13, 2026, Pubco has engaged B. Luke Weil, Chairman and Chief Executive Officer of the Company, to provide advice as needed with respect to business strategy and corporate governance and to use his reasonable efforts to introduce Pubco to clients and investors, commencing on the first business day following the day of the Closing and agreed to grant 336,000 shares of Pubco Class A Common Stock, subject to price-based vesting from the date of the Closing.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Managing Member of Boost Run Holdings, LLC

Opinion

We have audited the accompanying consolidated balance sheets of Boost Run Holdings, LLC (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of operations, changes in members’ capital, and cash flows for the years then ended, and the related notes to the consolidated financial statements (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

Substantial Doubt about the Company’s Ability to Continue as a Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 1 to the financial statements, the Company expects that cash outflows from operating expenses, lease commitments, finance lease and debt obligations will exceed available cash resources during the twelve months following issuance of the financial statements, and has stated that substantial doubt exists about the Company’s ability to continue as a going concern. Management’s evaluation of the events and conditions and management’s plans regarding those matters are also described in Note 1. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Elliott Davis, PLLC

We have served as the Company’s auditor since 2025.

Charlotte, North Carolina

March 11, 2026

Boost Run Holdings, LLC

Consolidated Balance Sheets

(in thousands, except unit and per unit amounts)

	December 31,
	2025	2024

ASSETS
Current assets:
Cash	$9,747	$335
Accounts receivable	2,607	253
Deferred transaction costs	1,002	-
Prepaid expenses	6,187	549
Other current assets	131	29
Total current assets	$19,674	$1,166
Operating lease right-of-use assets	8,828	2,938
Finance lease right-of-use assets	33,774	1,939
Equipment, net	14,866	6,903
Intangible assets	16	-
Capitalized software	276	371
Total assets	$77,434	$13,317

LIABILITIES AND MEMBERS’ CAPITAL
Current liabilities:
Accounts payable	$6,405	$77
Credit card payable	222	359
Operating lease liabilities, current	4,388	985
Finance lease liabilities, current	12,721	616
Other current liabilities	16,661	546
Debt, current	242	-
Total current liabilities	$40,639	$2,583
Operating lease liabilities, non-current	4,971	1,830
Finance lease liabilities, non-current	17,664	1,411
Related party loan, non-current	1,430	-
Debt, non-current	4,594	-
Total liabilities	$69,298	$5,824

Commitments and contingencies (Note 14)

Members’ capital:
Members’ interests	$11,182	$7,690
Additional paid-in capital	13,993	568
Accumulated deficit	(17,039)	(765)
Total members’ capital	8,136	7,493
Total liabilities and members’ capital	$77,434	$13,317

The accompanying notes are an integral part of these consolidated financial statements.

Boost Run Holdings, LLC

Consolidated Statements of Operations

(in thousands, except unit and per unit amounts)

	For the Years Ended December 31,
	2025	2024

Revenue	$26,887	$7,935
Operating costs and expenses:
Cost of revenue (excluding depreciation and amortization)	3,891	1,930
Selling, general and administrative (excluding depreciation and amortization)	4,844	1,177
Unit-based compensation	13,425	568
Depreciation and amortization	10,536	2,534
Colocation lease cost	5,244	1,795
Total operating costs and expenses	37,940	8,004
Loss from operations	$(11,053)	$(69)

Other (expense) income:
(Loss) gain on sale of fixed assets	(195)	54
Interest expense	(2,013)	(206)
Loss in fair value of digital asset receivable	(70)	-
Loss in change in fair value of liability-classified warrants	(2,992)	-
Other income, net	49	9
Total other expenses, net	(5,221)	(143)
Net loss	$(16,274)	$(212)

Net loss attributable to Class A unit holders - basic & dilutive	$(16,274)	$(212.00)
Weighted average units outstanding - Class A - basic & dilutive	8,500	8,500
Net loss per unit - Class A - basic & dilutive	$(1,914.59)	$(24.94)

The accompanying notes are an integral part of these consolidated financial statements.

Boost Run Holdings, LLC

Consolidated Statements of Changes in Members’ Capital

(in thousands, except unit and per unit amounts)

	Members’ interests			Additional		Total
	Class A Units	Class C Units	Amounts	paid-in capital	Accumulated Deficit	members’ capital
Balance at December 31, 2023	8,500	-	$6,187	$-	$(553)	$5,634
Net loss	-	-	-	-	(212)	(212)
Unit-based compensation	-	-	-	568	-	568
Contributions	-	-	1,503	-	-	1,503
Balance at December 31, 2024	8,500	-	$7,690	$568	$(765)	$7,493
Net loss	-	-	-	-	(16,274)	(16,274)
Unit-based compensation	-	-	-	13,425	-	13,425
Contributions	-	-	500	-	-	500
Issuance of Class C Units	-	128	2,992	-	-	2,992
Balance at December 31, 2025	8,500	128	$11,182	$13,993	$(17,039)	$8,136

The accompanying notes are an integral part of these consolidated financial statements.

Boost Run Holdings, LLC

Consolidated Statements of Cash Flows

(in thousands)

	For the Years Ended December 31,
	2025	2024

Cash flows from operating activities
Net loss	$(16,274)	$(212)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	10,536	2,534
Unit-based compensation expense	13,425	568
Loss (gain) on sale of fixed assets	195	(54)
Non-cash lease expense	3,344	400
Loss in change in fair value of digital asset receivable	70	-
Loss in change in fair value of liability-classified warrants	2,992	-
Non-cash interest expense	23	18
Changes in operating assets and liabilities:
Accounts receivable	(2,424)	(139)
Prepaid expenses	(5,638)	(743)
Other current assets	(75)	-
Accounts payable	6,086	39
Operating lease liabilities	(2,591)	(358)
Credit card payable	(138)	359
Other current liabilities	15,399	546
Net cash provided by operating activities	$24,930	$2,958
Cash flows from investing activities
Purchases of equipment	(11,553)	(3,729)
Purchase of intangible assets	(16)	-
Proceeds from sale of equipment	915	313
Capitalized software costs	-	(371)
Net cash used in investing activities	(10,654)	$(3,787)
Cash flows from financing activities
Capital contributions	500	1,503
Proceeds from Bridge Loan, net	4,812	-
Payments toward deferred transaction costs	(70)	-
Proceeds from Related Party Loan	1,430	-
Finance lease liabilities	(11,536)	(405)
Net cash (used in) provided by financing activities	(4,864)	$1,098
Net change in cash and cash equivalents	9,412	269
Cash and cash equivalents at beginning of the period	335	66
Cash and cash equivalents at end of the period	$9,747	$335
Supplemental disclosures of cash flow information:
Cash paid for interest	$1,647	$188
Noncash investing and financing activity:
Right-of-use assets obtained in exchange for new finance lease liabilities	$37,035	$-
Right-of-use assets obtained in exchange for new operating lease liabilities	$9,135	$3,338
Purchased fixed assets included in accounts payable	$2,944	$-
Issuance of Class C Units	$2,992	$-
Deferred transaction costs in accounts payable and other current liabilities	$932	$-

The accompanying notes are an integral part of these consolidated financial statements.

Boost Run Holdings, LLC

Notes to the Consolidated Financial Statements

(Amounts in thousands, except unit and per unit amounts)

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

Note 16. Subsequent Events

The Company has evaluated subsequent events through March 11, 2026 the date these consolidated financial statements were available to be issued, and determined that there have been no events that have occurred that would require adjustments to disclosures in the consolidated financial statements other than the following.

Merger Agreement Amendment and Waiver

On January 13, 2026, the Company, Pubco, and the SPAC entered into Amendment No. 1 to the Merger Agreement, which, among other matters, confirms that the post-closing board of directors of Pubco will consist of seven directors—two designated by the SPAC and five designated by the Company—and extends the latest date for closing to June 30, 2026.

Simultaneously, and in connection with the previously announced earnout structure, the Company, Pubco, Willow Lane Sponsor, LLC (the “Sponsor”), and Goodrich ILMJS LLC (the “SPV”) entered into an amendment to the earnout agreement providing that the Sponsor may earn up to 1,125,000 newly issued shares of Pubco Class A common stock and the SPV may earn up to 1,968,750 newly issued shares of Pubco Class A common stock (3,093,750 shares in total) based on the performance of Pubco Class A common stock during the three-year period beginning on and following the closing, as follows: in the event that the volume weighted average price (“VWAP”) of Pubco Class A common stock equals or exceeds (i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).

Bridge Loan Amendment

On February 27, 2026, the Company entered into a First Amendment and Waiver to its August 2025 Bridge Loan Agreement (the “Amended August 2025 Bridge Loan Agreement”), providing $11,000 in additional term loans, from which the Company received $10,000 in net proceeds, reflecting a $1,000 original issue discount. The amendment increased the aggregate commitment to $16,000 and permits up to $9,000 of additional discretionary borrowings (the “February 2026 Bridge Loans”). The February 2026 Bridge Loans mature on the earlier of April 28, 2026 or a permitted SPAC acquisition, while all other Bridge Loans continue to mature on August 11, 2028. The February 2026 Bridge Loans bear no stated interest, and the original issue discount will be amortized to the repayment amount under the effective interest method. The amendment also includes a continued reimbursement of lender expenses, preserves existing mandatory prepayment and make-whole provisions, and includes a waiver of certain existing defaults.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Stockholder of Boost Run Inc.

Opinion

We have audited the accompanying consolidated balance sheet of Boost Run Inc. (the “Company”) as of December 31, 2025, the related consolidated statements of operations, stockholder’s deficit, and cash flows for the period from September 5, 2025 (inception) to December 31, 2025, and the related notes to the consolidated financial statements (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the period from September 5, 2025 (inception) to December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Substantial Doubt about the Company’s Ability to Continue as a Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 2 to the financial statements, the Company had no operating activities other than expenses incurred for legal and accounting professional services, had no cash, and has stated that substantial doubt exists about the Company’s ability to continue as a going concern. Management’s evaluation of the events and conditions and management’s plans regarding those matters are also described in Note 2. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ Elliott Davis, PLLC

We have served as the Company’s auditor since 2025.

Charlotte, North Carolina

March 11, 2026

Boost Run Inc.

Consolidated Balance Sheet

December 31, 2025
Liabilities
Current liabilities:
Accrued expenses	$25,450
Related party payable	26,000
Total liabilities	$51,450

Stockholder’s deficit
Common stock (1,000,000,000 authorized, $0.0001 par value, 1 share issued and outstanding)	-
Accumulated deficit	(51,450)
Total stockholder’s deficit	(51,450)
Total liabilities and stockholder’s deficit	$-

The accompanying notes are an integral part of these consolidated financial statements.

Boost Run Inc.

Consolidated Statement of Operations

For the period from September 5, 2025 (inception) through December 31, 2025
Operating costs and expenses:
General and administrative	$51,450
Loss from operations	(51,450)
Net Loss	$(51,450)

Weighted average common stock outstanding	1
Net loss per share - basic and dilutive	$(51,450.00)

The accompanying notes are an integral part of these consolidated financial statements.

Boost Run Inc.

Consolidated Statement of Stockholder’s Deficit

	Common stock shares	Accumulated deficit	Total Stockholder’s deficit

Beginning balance at September 5, 2025 (date of inception)	-	$-	$-
Common stock issuance	1	-	-
Net loss	-	(51,450)	(51,450)
Ending balance at December 31, 2025	1	$(51,450)	$(51,450)

The accompanying notes are an integral part of these consolidated financial statements.

Boost Run Inc.

Consolidated Statement of Cash Flows

For the period from September 5, 2025 (inception) through December 31, 2025
Cash flows from operating activities
Net loss	$(51,450)
Changes in operating liabilities:
Accrued expenses	25,450
Related party payable	26,000
Net cash used in operating activities	$-
Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of the period	-
Cash and cash equivalents at end of the period	$-

The accompanying notes are an integral part of these consolidated financial statements.

BOOST RUN INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECember 31, 2025 AND FOR THE Period from September 5, 2025 (INCEPTION) thROUGH DECember 31, 2025